Annual Total Returns - Fidelity® Conservative Income Bond Fund [BarChart] - 08.31 Fidelity Conservative Income Bond Fund Institutional PRO-06 - Fidelity® Conservative Income Bond Fund	Oct. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Mar. 03, 2011
Fidelity Conservative Income Bond Fund-Institutional Class Other
Bar Chart Table:
Annual Return 2012	1.48%
Annual Return 2013	0.72%
Annual Return 2014	0.31%
Annual Return 2015	0.45%
Annual Return 2016	1.05%
Annual Return 2017	1.40%
Annual Return 2018	1.82%
Annual Return 2019	2.99%